IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO

                         ANNUAL REPORT TO SHAREHOLDERS

                              September 30, 1997


                              TABLE OF CONTENTS

                                                                     PAGES

A Message From Your Chairman                                           1

A Letter From the Portfolio Manager                                    2

Financial Highlights                                                   3

Statement of Assets and Liabilities                                    4

Schedule of Investments in Securities                                  5

Statement of Operations                                                6

Statement of Changes in Net Assets                                     7

Notes to Financial Statements                                          8

Independent Auditor's Report                                          10

                       A Message From Your Chairman

Dear Shareholders,

     I am pleased to present the first Annual Report of IMPACT Management Investment Trust and the IMPACT Management Growth Portfolio. The investment objective of the Portfolio is to provide capital appreciation through investing primarily in equity securities of companies believed to have prospects for above-average growth in earnings.

     It is our intent to provide you, the investor, with money management services by a seasoned stock market professional. Our Investment Advisor's philosophy and experience regarding money management and stock market investing is unique. By attempting to allocate assets more fully to stocks during positive market trends and by reducing the investment in stocks during declining market periods, the Advisor strives to reduce market risk. The Senior Portfolio Manager of the Advisor, W. Neal Jordan, has been investing this way, professionally, for over thirty years.

     The U.S. stock market has been embraced by many unseasoned and amateur investors in recent years. This typically occurs near major points of change for the stock market. It is our Investment Advisor's opinion that, although experience has not necessarily been a prerequisite for investment success in recent years, experience may likely be the most valuable tool a money manager can have in the years ahead.

     I wish to thank you for becoming IMPACT Management Growth Portfolio's charter shareholders. We appreciate your confidence.


Sincerely,
Charles R. Clark
Chairman
IMPACT Management Investment Trust

                      A Letter From the Portfolio Manager

Dear IMPACT Management Investment Trust Shareholders,

     When I entered the stock market business in February of 1966, I did so with a purpose. My objective was to learn whatever it was that successful investors had come to understand which allowed them to rise above their colleagues, and actually make stock market fortunes. It is one thing to "play the stock market," as a "sophisticated investor," while it is another to go into a competitive marketplace and actually multiply investment capital. In the world of Wall Street, everybody "talks a good game," but actual results may tell another story.

     My objective in managing the IMPACT Management Growth Portfolio is to try to achieve a very different result from what might come from traditional Wall Street brokerage firm relationships or from other mutual funds that may be consistently victimized by market declines. I'm perfectly willing to hold a temporary defensive cash investment position of up to 100% if our analysis indicates that an authentic bear market trend is beginning or is in existence at a time when cash deposits are coming into the portfolio. The purpose of a conservative approach in which large reserves are sometimes maintained is, paradoxically, to achieve maximum growth of the portfolio's assets. If the best opportunities for lower-risk commitments to the stock market come at the infrequent bear market bottoms, which have been approximately four years apart according to our analysis, or more frequently at bull market pullbacks/"corrections" followed by rapid reversals back to the upside, then we obviously want to be in a position to invest aggressively at those most opportune times.

     Many mutual funds may be somewhat at the mercy of their shareholders, as to their timing in being fully invested in the fund or making withdrawals. With a less than exemplary record of shareholder timing, these decisions often work to the fund managers' disadvantage as more capital is invested near market tops than near market bottoms. If our timing decisions can prove superior to those of others, and as the stock market with its fluctuations creates opportunities for profit, my expectation is that a consistently positive money flow into the Portfolio may result, which could favorably benefit the Funds' shareholders.

     I have as my long-term objective, a Warren Buffett kind of result.


Sincerely,
W. Neal Jordan
Senior Portfolio Manager
Jordan American Holdings, Inc.
d/b/a Equity Assets Management

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
             For the Period June 17, 1997 (commencement of operations)
                              to September 30, 1997

Per Share Data*
  Investment income                                               $  .01
  Expenses                                                          (.01)
  Net investment income (loss)                                       .00
  Distributions from net investment income	                     .00
  Net realized and unrealized (loss) on investments                 (.08)
  Distributions from realized gains on investments                   .00

  Net decrease in net asset value                                   (.08)

  Net asset value:
    Beginning of period                                            10.00

    End of period                                                 $ 9.92

Ratios and Supplemental Data
  Total return (not annualized)#                                   (0.80)%
  Ratio of expenses to average net assets+#                         2.25%
  Ratio of net investment income to average net assets+#            0.00%
  Portfolio turnover rate                                           0.00%
  Average commission rate paid                                    $  .1437
  Net assets, end of period                                       $501,758
  Shares of beneficial interest outstanding, end of period          50,567
  Number of shareholder accounts, end of period                         17

_____________________

* Selected data for a share of beneficial interest outstanding throughout the period.
+ Annualized.
# Excludes administrative fee charged directly to shareholder accounts
  (see Note 4 to financial statements).

            See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1997

ASSETS
  Investments in securities, at value - identified cost $165,424    $162,753
  Cash                                                               294,829
  Receivable for shares of beneficial interest sold                   44,793

    Total assets                                                     502,375

LIABILITIES
  Investment advisory fee payable                                        503
  Administrative fee payable                                             114

    Total liabilities                                                    617

NET ASSETS                                                          $501,758

NET ASSETS CONSIST OF:
  Accumulated net investment income (loss)                          $    (17)
  Accumulated net realized gain (loss)                                     0
  Unrealized depreciation of investments                              (2,671)
  Paid-in capital applicable to 50,567 no par value shares of beneficial interest outstanding; unlimited number of
    shares authorized                                                504,446

NET ASSETS                                                          $501,758

NET ASSET VALUE PER SHARE                                           $   9.92

               See accompanying notes to financial statements.

                        IMPACT MANAGEMENT INVESTMENT TRUST
                        IMPACT MANAGEMENT GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS IN SECURITIES
                               September 30, 1997

                                                           Shares      Value
Common Stocks - 32.4%
Computers and Technology - 11.3%
  Compaq Computer Corp.*                                      90    $  6,728
  Dell Computer Corp.*                                        70       6,781
  Intergraph Corp.*                                        2,000      21,750
  Summit Technology Inc.*                                  2,000      14,750
  Sun Microsystems Inc.*                                     140       6,554
Communications - 7.0%
  Associated Group Inc. - Class A*                           180      12,690
  Scientific Atlanta Inc.                                  1,000      22,625
Medical - 7.0%
  Interneuron Pharmaceuticals*                             1,600      19,200
  Vivus Inc.*                                                420      15,750
Restaurants - 4.8%
  Nathans Famous Inc.*                                     6,000      24,375
Other - 2.3%
  Harris & Harris Group Inc.*                              3,300      11,550

    Total investments in securities - 32.4% of net
      assets (cost $165,424)                                        $162,753

_____________________
* Non-income producing security



                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                            STATEMENT OF OPERATIONS
          For the Period June 17, 1997 (commencement of operations)
                             to September 30, 1997

Investment income
  Interest                                                        $   486

Expenses
  Investment advisory fee                                             503

    Net investment income (loss)                                      (17)

Unrealized depreciation of investments                             (2,671)

Net (decrease) in net assets resulting from operations	          $(2,688)




               See accompanying notes to financial statements.

                         IMPACT MANAGEMENT INVESTMENT TRUST
                         IMPACT MANAGEMENT GROWTH PORTFOLIO
                         STATEMENT OF CHANGES IN NET ASSETS
             For the Period June 17, 1997 (commencement of operations)
                              to September 30, 1997

Increase (Decrease) in Net Assets
  Operations
    Net investment income (loss)                                    $    (17)
    Unrealized depreciation of investments                            (2,671)

      (Decrease) in net assets resulting from operations              (2,688)

  Beneficial interest share transactions
    Shares sold (50,579 shares)                                      504,560
    Shares redeemed (12 shares)                                         (114)

      Increase in net assets from share transactions                 504,446

      Total increase in net assets                                   501,758

Net assets
  Beginning of period                                                      0

  End of period                                                     $501,758


                  See accompanying notes to financial statements.

                         IMPACT MANAGEMENT INVESTMENT TRUST
                         IMPACT MANAGEMENT GROWTH PORTFOLIO
                           NOTES TO FINANCIAL STATEMENTS


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  General Description

     Impact Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Impact Management Growth Portfolio (the "Fund") is the initial Series of the Trust. The Trust commenced operations on June 17, 1997 with the sale of 10,000 shares of beneficial interest of the Fund to Jordan American Holdings, Inc., d/b/a Equity Assets Management, (the "Investment Advisor") for cash in the amount of $100,000. The Trust commenced investing in securities on September 16, 1997.

     The Trust's fiscal year end is September 30th of each year.

B.  Security Valuation

     Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

C.  Method of Reporting

     The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Fund's management. The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

D.  Income Taxes

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required.

Note 2.	INVESTMENT TRANSACTIONS

     Purchases of investment securities during the period were $165,424 with no sales of investment securities occurring. At September 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $165,424 and net unrealized depreciation aggregated $2,671, of which $3,041 related to appreciated investments and $5,712 to depreciated investments.


Note 3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Fund and continuously reviews, supervises and administers the investment program of the Fund. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee equal to 2.25% of the Fund's average daily net assets. The investment advisory fee, which may be voluntarily waived in whole or in part by the Investment Advisor, is paid on a monthly basis. Certain officers of the Trust and members of the Board of Trustees are also officers and directors of the Investment Advisor.

     A wholly-owned subsidiary of the Investment Advisor, Impact Financial Network, Inc., a broker and dealer in securities registered with the Securities and Exchange Commission, earned brokerage fees on the Fund's purchases of investment securities aggregating approximately $1,500 for the period June 17, 1997 (commencement of operations) to September 30, 1997.


Note 4.	ADMINISTRATIVE SERVICES

     The Trust has entered into an administrative services agreement with Impact Management Services, Inc. (the "Administrator"). Under the agreement, the Administrator provides administrative personnel and services necessary to operate the Fund and provides transfer agent and dividend disbursing agent services. The Administrator bears substantially all operating expenses of the Fund, excluding brokerage fees, interest charges and taxes. For these services, the Administrator is paid a fee of $165.00 per account, per year. One twelfth of the annual fee paid to the Administrator is charged to shareholder accounts at each month end as a redemption of shares of beneficial interest. Total fees charged to shareholder accounts amounted to $114 for the period June 17, 1997 (commencement of operations) to September 30, 1997.

                          INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Trustees
Impact Management Investment Trust
Impact Management Growth Portfolio


We have audited the accompanying statement of assets and liabilities of Impact Management Growth Portfolio (the "Fund"), a Series of Impact Management Investment Trust, including the schedule of investments in securities, as of September 30, 1997, and the related statements of operations, changes in net assets, and the financial highlights for the period June 17, 1997 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Impact Management Growth Portfolio, a Series of Impact Management Investment Trust, as of September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period
June 17, 1997 (commencement of operations) to September 30, 1997, in conformity with generally accepted accounting principles.


                                /s/ Arthur F. Bell, Jr. & Associates, L.L.C.
                                ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.
                                CERTIFIED PUBLIC ACCOUNTANTS

Lutherville, Maryland
November 20, 1997